Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
CASH FLOWS FROM OPERATING ACTIVITIES	€ 66,153	€ 3,389	€ 3,416
Profit (loss)	(7,708)	8,116	9,315
Adjustments made to obtain the cash flows from operating activities	37,836	23,990	21,714
Depreciation and amortisation cost	2,810	3,001	2,425
Other adjustments	35,026	20,989	19,289
Net increase/(decrease) in operating assets	51,385	64,593	51,550
Financial assets held-for-trading	12,390	15,450	(31,656)
Non-trading financial assets mandatorily at fair value through profit or loss	(275)	(6,098)	5,795
Financial assets at fair value through profit or loss	(10,314)	4,464	16,275
Financial assets at fair value through other comprehensive income	6,549	1,693	(2,091)
Financial assets at amortized cost	43,541	49,541	61,345
Other operating assets	(506)	(457)	1,882
Net increase/(decrease) in operating liabilities	90,356	38,469	27,279
Financial liabilities held-for-trading	7,880	6,968	(36,315)
Financial liabilities designated at fair value through profit or loss	(10,907)	(8,858)	8,312
Financial liabilities at amortized cost	96,561	47,622	60,730
Other operating liabilities	(3,178)	(7,263)	(5,448)
Income tax recovered/(paid)	(2,946)	(2,593)	(3,342)
CASH FLOWS FROM INVESTING ACTIVITIES	(7,220)	(7,229)	3,148
Payments	11,976	14,289	12,936
Tangible assets	7,386	12,766	10,726
Intangible assets	1,134	1,377	1,469
Investments	525	63	11
Subsidiaries and other business units	2,931	83	730
Non-current assets held for sale and associated liabilities	0	0	0
Other payments related to investing activities	0	0	0
Proceeds	4,756	7,060	16,084
Tangible assets	2,014	4,091	3,670
Intangible assets	0	0	0
Investments	182	686	2,327
Subsidiaries and other business units	1,775	218	431
Non-current assets held for sale and associated liabilities	785	2,065	9,656
Other proceeds related to investing activities	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES	(1,909)	(10,122)	(3,301)
Payments	6,978	12,159	7,573
Dividends	0	3,773	3,118
Subordinated liabilities	3,780	5,123	2,504
Redemption of own equity instruments	0	0	0
Acquisition of own equity instruments	758	928	1,026
Other payments related to financing activities	2,440	2,335	925
Proceeds	5,069	2,037	4,272
Subordinated liabilities	4,095	1,090	3,283
Issuance of own equity instruments	0	0	0
Disposal of own equity instruments	721	947	989
Other proceeds related to financing activities	253	0	0
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	(4,252)	1,366	(595)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	52,772	(12,596)	2,668
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	101,067	113,663	110,995
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	153,839	101,067	113,663
COMPONENTS OF CASH AND CASH EQUIVALENTS AT END OF THE YEAR
TOTAL CASH AND CASH EQUIVALENTS AT END OF THE YEAR	€ 153,839	€ 113,663	€ 113,663